FEDERAL INCOME TAXES (Detail Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Retained earnings, portion for which federal income taxes not been provided	$ 3.0
Unrecognized deferred tax liability relating to the cumulative bad debt deduction	1.0
Net operating losses to carryforward	2.3
Period for carryforward net operating losses	18 years
Losses on an annual basis to offset current year taxable income	$ 1.1